Operating expenses - Summary of Analysis of Restructuring Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of restructuring costs [line items]
Property and facilities	£ 147	£ 202	£ 243
Technology and communications	192	218	188
Professional and outsourced services	396	322	378
Total restructuring - operating expenses	90	79	329
Total	102	79	338
Restructuring Costs [member]
Disclosure of restructuring costs [line items]
Product costs	12	15	32
Employee costs	56	11	139
Depreciation and amortisation	1	13	29
Property and facilities	(5)	24	43
Technology and communications	1	2	7
Professional and outsourced services	9	12	31
General and administrative costs	16	2	48
Total restructuring - operating expenses	90	79	329
Share of associate restructuring	12		9
Total	£ 102	£ 79	£ 338